UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Real Estate
Investment Portfolio

October 31, 2008

1.809107.104

REA-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 4.6%
Hotels, Resorts & Cruise Lines - 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	6,461,500	$ 145,642
REAL ESTATE INVESTMENT TRUSTS - 90.3%
REITs - Apartments - 17.0%
Apartment Investment & Management Co. Class A (c)(d)	5,197,391	76,038
BRE Properties, Inc. (c)	1,261,400	43,909
Camden Property Trust (SBI)	2,189,900	73,822
Equity Residential (SBI)	2,666,300	93,134
Home Properties, Inc. (c)(d)	1,657,600	67,116
Pennsylvania Real Estate Investment Trust (SBI)	1,085,000	13,725
UDR, Inc. (c)(d)	8,470,762	167,382
TOTAL REITS - APARTMENTS		535,126
REITs - Factory Outlets - 3.1%
Tanger Factory Outlet Centers, Inc. (c)(d)	2,742,780	99,206
REITs - Health Care Facilities - 11.0%
Cogdell Spencer, Inc.	140,000	1,680
Healthcare Realty Trust, Inc. (d)	3,711,100	94,819
Medical Properties Trust, Inc. (c)	695,100	5,130
Nationwide Health Properties, Inc. (c)	2,748,900	82,027
Ventas, Inc. (c)	4,528,800	163,309
TOTAL REITS - HEALTH CARE FACILITIES		346,965
REITs - Hotels - 0.8%
LaSalle Hotel Properties (SBI)	1,729,979	24,358
REITs - Industrial Buildings - 12.0%
Duke Realty LP (c)	3,600,000	50,796
ProLogis Trust	6,234,323	87,281
Public Storage	2,937,500	239,406
TOTAL REITS - INDUSTRIAL BUILDINGS		377,483
REITs - Malls - 10.2%
General Growth Properties, Inc.	7,462,000	30,893
Simon Property Group, Inc. (c)	4,347,160	291,391
TOTAL REITS - MALLS		322,284
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Management/Investment - 1.8%
Digital Realty Trust, Inc. (c)	1,688,200	$ 56,521
REITs - Office Buildings - 20.5%
Alexandria Real Estate Equities, Inc. (c)	944,800	65,682
Boston Properties, Inc. (c)	2,720,700	192,843
Corporate Office Properties Trust (SBI) (c)(d)	4,265,606	132,618
Highwoods Properties, Inc. (SBI) (d)	3,587,870	89,051
SL Green Realty Corp. (d)	2,990,106	125,704
Sovran Self Storage, Inc. (d)	1,220,000	39,589
TOTAL REITS - OFFICE BUILDINGS		645,487
REITs - Shopping Centers - 13.9%
Cedar Shopping Centers, Inc.	1,940,200	18,548
Developers Diversified Realty Corp.	4,499,956	59,264
Inland Real Estate Corp. (d)	4,147,700	47,533
Kimco Realty Corp. (c)	3,094,182	69,867
Vornado Realty Trust (c)	3,417,000	241,069
TOTAL REITS - SHOPPING CENTERS		436,281
TOTAL REAL ESTATE INVESTMENT TRUSTS		2,843,711
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Operating Companies - 1.5%
Brookfield Properties Corp.	4,674,600	47,167
TOTAL COMMON STOCKS (Cost $4,039,960)		3,036,520
Money Market Funds - 9.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 1.81% (a)	104,898,231	$ 104,898
Fidelity Securities Lending Cash Central Fund, 2.67% (a)(b)	191,233,268	191,233
TOTAL MONEY MARKET FUNDS (Cost $296,131)		296,131
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $4,336,091)		3,332,651
NET OTHER ASSETS - (5.8)%		(183,247)
NET ASSETS - 100%		$ 3,149,404
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 615
Fidelity Securities Lending Cash Central Fund	603
Total	$ 1,218
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Apartment Investment & Management Co. Class A	$ 166,907	$ 11,229	$ -	$ 9,355	$ 76,038
Corporate Office Properties Trust (SBI)	159,311	19,030	9,525	1,669	132,618
Healthcare Realty Trust, Inc.	93,418	13,643	1,211	1,240	94,819
Highwoods Properties, Inc. (SBI)	93,349	31,775	-	1,087	89,051
Home Properties, Inc.	72,769	14,501	-	926	67,116
Inland Real Estate Corp.	69,408	-	7,268	1,042	47,533
SL Green Realty Corp.	202,108	51,898	25,332	2,059	125,704
Sovran Self Storage, Inc.	61,879	1,307	12,188	774	39,589
Tanger Factory Outlet Centers, Inc.	89,346	15,093	882	1,046	99,206
UDR, Inc.	193,976	39,531	15,877	2,982	167,382
Total	$ 1,202,471	$ 198,007	$ 72,283	$ 22,180	$ 939,056
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,332,651	$ 3,332,651	$ -	$ -
Income Tax Information

At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,390,604,000. Net unrealized depreciation aggregated $1,057,953,000, of which $187,771,000 related to appreciated investment securities and $1,245,724,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008